Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Earnings Per Share

The following table presents the Bank’s basic and diluted earnings per share for the three and six months ended April 30, 2021 and April 30, 2020.

Basic and Diluted Earnings Per Share

(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	April 30 2021	April 30 2020	April 30 2021	April 30 2020
Basic earnings per share
Net income attributable to common shareholders	$3,630	$1,447	$6,842	$4,369

Weighted-average number of common shares outstanding (millions)	1,817.4	1,803.0	1,815.7	1,807.0
Basic earnings per share (Canadian dollars)	$2.00	$0.80	$3.77	$2.42
Diluted earnings per share

Net income attributable to common shareholders	$3,630	$1,447	$6,842	$4,369

Net income available to common shareholders including impact of dilutive securities	3,630	1,447	6,842	4,369
Weighted-average number of common shares outstanding (millions)	1,817.4	1,803.0	1,815.7	1,807.0
Effect of dilutive securities

Stock options potentially exercisable (millions)[1]	2.5	1.4	2.1	2.0

Weighted-average number of common shares outstanding – diluted (millions)	1,819.9	1,804.4	1,817.8	1,809.0
Diluted earnings per share (Canadian dollars)[1]	$1.99	$0.80	$3.76	$2.42

[1]

For the three and six months ended April 30, 2021, no outstanding options were excluded from the computation of diluted earnings per share. For the three and six months ended April 30, 2020, the computation of diluted earnings per share excluded average options outstanding of 7.8 million and 5.3 million, respectively, with a weighted-average exercise price of $70.16 and $71.42, respectively, as the option price was greater than the average market price of the Bank’s common shares.